Note 11 - Deposits (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Time Deposits, $250,000 or More	$ 204.2	$ 172.6
Available-for-sale Securities Pledged as Collateral	$ 18.9	17.4
Loans Pledged as Collateral		$ 1.0